                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-CSR/A

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08861

Morgan Stanley Value Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                     (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: September 30, 2004

Date of reporting period: September 30, 2004

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Value Fund performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

Fund Report
For the year ended September 30, 2004

Total Return for the 12-Month Period Ended September 30, 2004

Class A	Class B	Class C	Class D	S&P 500 Index[1]	S&P 500/ Barra Value Index[2]	Lipper Multi- Cap Value Funds Index[3]
22.06%	21.15%	21.15%	22.42%	13.87%	20.44%	17.61%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

Market Conditions

The U.S. equity markets produced mixed results for the 12-months ended September 30, 2004, making gains during the first half of the year but declining somewhat in the second. Expectations of a swift conclusion to the Iraq conflict and improving economic conditions began a market rally in the spring of 2003 that continued in the early months of this review period as investors' confidence was boosted by a number of positive economic indicators. For example, the U.S. gross domestic product, manufacturing activity and strong consumer spending all indicated that the economy was headed toward recovery. The Federal Open Market Committee (the "Fed") also kept interest rates at significant lows and added to the positive environment for stocks. However, the market's momentum slowed considerably the second half of the period as geopolitical uncertainties related to terrorism, the continuing conflict in Iraq and the U.S. presidential election tempered much of the good news emanating from the economic front. In addition, concerns arose among investors that high energy prices would dampen consumer and corporate spending and ultimately slow the pace of recovery. During the period, the Fed ultimately moved to end the long-standing low-interest-rate environment, yet its ability to implement rate changes at a measured pace and within expectations avoided any serious disruption in overall market performance due to the shift in rates.

Following historical patterns of periods when economic conditions improved, cyclical sectors led the rally at the beginning of the period. Investors increased their exposure to these sectors early in the period, as they had attractive valuations and provided the most direct opportunity to benefit from economic growth. The economically sensitive basic materials, industrials and information technology sectors led the first half of the period, but more-stable sectors gained in the second half as investors became more defensive.

Performance Analysis

Morgan Stanley Value Fund outperformed the S&P 500 Index, the S&P 500/Barra Value Index and the Lipper Multi-Cap Value Funds Index for the 12-months ended September 30, 2004. The Fund's outperformance during this period came largely from strong stock selection and sector overweightings in the energy, telecommunications and utility sectors.

An overweighted position in the energy sector relative to the S&P 500 Index helped the Fund because of the strength of energy stocks during a period of rising energy prices. Among energy stocks, the Fund's oil-service stocks outperformed, led by Halliburton. Despite being on the receiving end of negative media attention, Halliburton became a strong turnaround story after problems involving its asbestos liability subsided, and this security continued to trade on extremely strong oil-service fundamentals, making gains as oil prices rose. Other holdings within the energy sector that helped the Fund included the energy company Transocean and Schlumberger, an oil-service company that saw gains as drilling increased and day rates and rig counts rose.

Telecommunications and utilities were other areas of strong performance for the Fund. Within the telecommunications sector, Sprint, Verizon and SBC were top holdings, having been bought by the Fund during a period when these companies had to deal with large amounts of debt, heavy competition and pricing pressures. Nevertheless, these telecommunications companies had improving fundamentals and made significant gains during the economic recovery, due to their cyclical nature. Wireless operations were particularly strong during the later months of the period, allowing Sprint to be the third top-performing holding for the period. Within the utilities sector, the electric utility TXU performed favorably for the Fund after benefiting from new management and rising earnings guidance.

Although many of the Fund's holdings performed well during the period, not all lived up to expectations. Holdings within the health-care sector, particularly the pharmaceutical companies, were a considerable drag on the Fund. A number of pharmaceutical holdings — including Bristol-Myers Squibb and GlaxoSmithKline — suffered because of concerns over new regulations, possible drug reimportation and the lengthy evaluation period required to bring drugs in the pipeline to market. The hospital chain Tenet also suffered after it delivered disappointing news on restructuring and accounting issues and was eventually sold. Within the consumer staples sector, several companies hurt Fund performance early in the period, led by the supermarket operator Kroger, which underperformed as heavy competition with Wal-Mart hurt its profitability.

Investment Strategy

The Fund normally invests at least 65 percent of its assets in common stock that the Fund's Investment Manager, Morgan Stanley Investment Advisors Inc., believes is undervalued and currently is not being recognized within the market place. In deciding which securities to buy, hold or sell, the Investment Manager begins with a universe of companies that have attributes that may qualify them as value companies. The Investment Manager then screens these companies for liquidity and relative value, using an appropriate valuation measure for each sector or industry. The Investment Manager evaluates the companies relative to the competitive and market conditions within each industry. The Investment Manager then conducts fundamental analysis of each company to identify those companies believed to be attractively valued relative to other companies within the industry.

TOP 10 HOLDINGS
Sprint Corp (FON Group)	5.0%
Halliburton	4.2
Freddie Mac	3.8
International Paper	3.6
GlaxoSmithKline (ADR) (U.K.)	3.5
Verizon Communications	3.5
Bristol-Myers Squibb	3.2
SBC Communications	3.0
Bank of America	2.4
Dow Chemical	2.4

TOP FIVE INDUSTRIES
Major Telecommunications	11.5%
Pharmaceuticals: Major	11.1
Major Banks	6.6
Oilfield Services/Equipment	6.1
Repurchase Agreements	6.0

Data as of September 30, 2004. Subject to change daily. All percentages for the Top 10 Holdings and Top Five Industries are as a percentage of net assets. Provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

For More Information
About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public Web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102. You may obtain copies of a fund's fiscal quarter filings by contacting Morgan Stanley Client Relations at (800) 869-NEWS.

Proxy Voting Policies and Procedures

A description of (1) the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities and (2) how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended September 30, 2004, is available without charge, upon request, by calling (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Annual Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 A.M. to 8:00 P.M., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Performance of a $10,000 Investment

Average Annual Total Returns — Period Ended September 30, 2004

	Class A Shares* (since 11/25/98)		Class B Shares** (since 11/25/98)		Class C Shares† (since 11/25/98)		Class D Shares†† (since 11/25/98)
Symbol	VLUAX		VLUBX		VLUCX		VLUDX
1 Year	22.06%	[4]	21.15%	[4]	21.15%	[4]	22.42%	[4]
	15.65	[5]	16.15	[5]	20.15	[5]	—
5 Years	5.80	[4]	4.99	[4]	4.99	[4]	6.09	[4]
	4.66	[5]	4.66	[5]	4.99	[5]	—
Since Inception	3.67	[4]	2.88	[4]	2.90	[4]	3.95	[4]
	2.72	[5]	2.73	[5]	2.90	[5]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit morganstanley.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
(1)	The Standard and Poor's 500 Index (S&P 500®) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The S&P 500/ Barra Value Index is a market capitalization-weighted index of the stocks in the S&P 500 Index having lower price-to-book ratios. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(3)	The Lipper Multi-Cap Value Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Multi-Cap Value Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
(4)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(5)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
‡	Ending value assuming a complete redemption on September 30, 2004.

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 04/01/04 – 09/30/04.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	EXPENSES PAID DURING PERIOD*
	04/01/04	09/30/04	04/01/04 – 09/30/04
Class A
Actual (3.73% return)	$1,000.00	$1,037.30	$5.40
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.70	$5.35
Class B
Actual (3.33% return)	$1,000.00	$1,033.30	$9.20
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.95	$9.12
Class C
Actual (3.23% return)	$1,000.00	$1,032.30	$9.20
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.95	$9.12
Class D
Actual (3.86% return)	$1,000.00	$1,038.60	$4.13
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.95	$4.09

*	Expenses are equal to the Fund's annualized expense ratio of 1.06%, 1.81%, 1.81% and 0.81% respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Effective May 1, 2004, the Investment Management fee was reduced, thereby reducing the overall expense ratio for the period.

Morgan Stanley Value Fund

Portfolio of Investments September 30, 2004

NUMBER OF SHARES		VALUE
	Common Stocks (93.5%)
	Aluminum (1.9%)
245,100	Alcoa, Inc.	$8,232,909
	Apparel/Footwear (0.9%)
114,100	Jones Apparel Group, Inc.	4,084,780
	Broadcasting (1.6%)
228,600	Clear Channel Communications, Inc.	7,125,462
	Cable/Satellite TV (1.3%)
502,400	Liberty Media Corp. (Class A)*	4,380,928
41,670	Liberty Media International, Inc. (Class A)*	1,390,195
		5,771,123
	Chemicals: Major Diversified (4.8%)
238,800	Dow Chemical Co. (The)	10,788,984
178,400	Du Pont (E.I.) de Nemours & Co.	7,635,520
72,500	Rohm & Haas Co.	3,115,325
		21,539,829
	Computer Peripherals (0.4%)
18,400	Lexmark International, Inc.*	1,545,784
	Computer Processing Hardware (0.8%)
182,600	Hewlett-Packard Co.	3,423,750
	Contract Drilling (2.4%)
169,400	GlobalSantaFe Corp. (Cayman Islands)	5,192,110
159,500	Transocean Inc. (Cayman Islands)*	5,706,910
		10,899,020
	Data Processing Services (0.8%)
37,900	Affiliated Computer Services, Inc. (Class A)*	2,109,893
54,300	SunGard Data Systems Inc.*	1,290,711
		3,400,604
	Department Stores (0.9%)
67,500	Federated Department Stores, Inc.	$3,066,525
37,800	May Department Stores Co.	968,814
		4,035,339
	Drugstore Chains (0.7%)
71,400	CVS Corp.	3,008,082
	Electric Utilities (5.2%)
74,100	American Electric Power Co., Inc.	2,368,236
57,900	Constellation Energy Group, Inc.	2,306,736
57,400	Dominion Resources, Inc.	3,745,350
95,700	FirstEnergy Corp.	3,931,356
71,400	Public Service Enterprise Group, Inc.	3,041,640
16,900	Scottish Power PLC (ADR) (United Kingdom)	521,196
150,700	TXU Corp.	7,221,544
		23,136,058
	Electronic Components (0.5%)
116,700	Flextronics International Ltd. (Singapore)*	1,546,275
32,600	Jabil Circuit, Inc.*	749,800
		2,296,075
	Electronic Equipment/ Instruments (0.1%)
67,400	JDS Uniphase Corp.*	227,138
	Electronic Production Equipment (0.1%)
14,400	Novellus Systems, Inc.*	382,896
	Electronics/Appliances (0.7%)
96,100	Eastman Kodak Co.	3,096,342
	Finance/Rental/Leasing (4.4%)
9,400	Capital One Financial Corp.	694,660
29,800	Fannie Mae	1,889,320
259,500	Freddie Mac	16,929,780
		19,513,760

See Notes to Financial Statements

Morgan Stanley Value Fund

Portfolio of Investments September 30, 2004 continued

NUMBER OF SHARES		VALUE
	Financial Conglomerates (2.5%)
205,700	Citigroup, Inc.	$9,075,484
50,300	J.P. Morgan Chase & Co.	1,998,419
		11,073,903
	Food Retail (0.7%)
209,200	Kroger Co.*	3,246,784
	Food: Major Diversified (2.1%)
134,300	Kraft Foods Inc. (Class A)	4,259,996
84,400	Unilever N.V. (NY Registered Shares) (Netherlands)	4,878,320
		9,138,316
	Household/Personal Care (2.3%)
160,900	Kimberly-Clark Corp.	10,392,531
	Industrial Specialties (0.2%)
14,700	PPG Industries, Inc.	900,816
	Information Technology Services (0.6%)
23,900	Amdocs Ltd.*	521,737
23,600	International Business Machines Corp.	2,023,464
		2,545,201
	Integrated Oil (4.6%)
49,000	BP PLC (ADR) (United Kingdom)	2,818,970
50,700	ConocoPhillips	4,200,495
141,800	Petroleo Brasileiro S.A. (ADR) (Brazil)	4,998,450
44,000	Royal Dutch Petroleum Co. (NY Registered Shares) (Netherlands)	2,270,400
62,000	Total SA (ADR) (France)	6,334,540
		20,622,855
	Internet Software/Services (0.1%)
37,400	Check Point Software Technologies Ltd. (Israel)*	634,678
	Investment Banks/Brokers (0.9%)
3,500	Goldman Sachs Group, Inc. (The)	$326,340
18,900	Lehman Brothers Holdings Inc.	1,506,708
41,900	Merrill Lynch & Co., Inc.	2,083,268
		3,916,316
	Life/Health Insurance (1.8%)
61,100	Genworth Financial Inc. (Class A)*	1,423,630
81,700	MetLife, Inc.	3,157,705
68,400	Torchmark Corp.	3,637,512
		8,218,847
	Major Banks (6.6%)
251,800	Bank of America Corp.	10,910,494
102,900	PNC Financial Services Group	5,566,890
11,100	SouthTrust Corp.	462,426
14,600	SunTrust Banks, Inc.	1,027,986
42,700	Wachovia Corp.	2,004,765
157,400	Wells Fargo & Co.	9,385,762
		29,358,323
	Major Telecommunications (11.5%)
516,400	SBC Communications, Inc.	13,400,580
1,118,500	Sprint Corp. (FON Group)	22,515,405
393,100	Verizon Communications Inc.	15,480,278
		51,396,263
	Managed Health Care (0.4%)
18,500	Aetna, Inc.	1,848,705
	Media Conglomerates (1.3%)
265,800	Disney (Walt) Co. (The)	5,993,790
	Medical Distributors (0.7%)
58,400	AmerisourceBergen Corp.	3,136,664
	Oilfield Services/Equipment (6.1%)
562,500	Halliburton Co.	18,950,625
125,500	Schlumberger Ltd. (Netherlands Antilles)	8,447,405
		27,398,030
	Packaged Software (0.2%)
39,600	Microsoft Corp.	1,094,940

See Notes to Financial Statements

Morgan Stanley Value Fund

Portfolio of Investments September 30, 2004 continued

NUMBER OF SHARES		VALUE
	Pharmaceuticals: Major (11.1%)
598,600	Bristol-Myers Squibb Co.	$14,168,862
355,300	GlaxoSmithKline PLC (ADR) (United Kingdom)	15,537,269
34,900	Merck & Co., Inc.	1,151,700
199,400	Pfizer, Inc.	6,101,640
52,600	Roche Holdings Ltd. (ADR) (Switzerland)	5,457,250
246,000	Schering-Plough Corp.	4,688,760
66,500	Wyeth	2,487,100
		49,592,581
	Property – Casualty Insurers (2.8%)
85,400	Allstate Corp. (The)	4,098,346
200	Berkshire Hathaway, Inc. (Class B)*	574,200
92,700	Chubb Corp. (The)	6,514,956
41,925	St. Paul Travelers Companies, Inc.	1,386,040
		12,573,542
	Pulp & Paper (5.6%)
255,600	Georgia-Pacific Corp.	9,188,820
392,500	International Paper Co.	15,860,925
		25,049,745
	Recreational Products (0.5%)
120,000	Mattel, Inc.	2,175,600
	Restaurants (0.5%)
91,800	Darden Restaurants, Inc.	2,140,776
	Semiconductors (0.1%)
12,200	Intel Corp.	244,732
	Specialty Insurance (1.0%)
38,700	Ambac Financial Group, Inc.	3,094,065
58,800	Assurant, Inc.	1,528,800
		4,622,865
	Telecommunication Equipment (0.5%)
79,200	Nokia Corp. (ADR) (Finland)	1,086,624
29,300	Telefonaktiebolaget LM Ericsson (ADR) (Sweden)*	915,332
		2,001,956
	Tobacco (1.3%)
125,000	Altria Group, Inc.	$5,880,000
	Total Common Stocks
	(Cost $364,844,944)	416,917,710

PRINCIPAL AMOUNT IN THOUSANDS
	Short-Term Investments (6.0%)
	Repurchase Agreements
$26,705	Joint repurchase agreement account 1.83% due 10/01/04 (dated 09/30/04; proceeds $26,706,358) (a)	26,705,000
107	The Bank of New York 1.81% due 10/01/04 (dated 09/30/04; proceeds $107,430) (b)	107,425
	Total Short-Term Investments (Cost $26,812,425)	26,812,425

Total Investments (Cost $391,657,369) (c)	99.5%	443,730,135
Other Assets in Excess of Liabilities	0.5	2,183,242
Net Assets	100.0%	$445,913,377

ADR	American Depository Receipt.
*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)	Collateralized by Federal National Mortgage Assoc. 3.507% due 09/01/33 valued at $109,574.
(c)	The aggregate cost for federal income tax purposes is $394,602,934. The aggregate gross unrealized appreciation is $56,016,712 and the aggregate gross unrealized depreciation is $6,889,511, resulting in net unrealized appreciation of $49,127,201.

See Notes to Financial Statements

Morgan Stanley Value Fund

Summary of Investments September 30, 2004

INDUSTRY	VALUE	PERCENT OF NET ASSETS
Major Telecommunications	$51,396,263	11.5%
Pharmaceuticals: Major	49,592,581	11.1
Major Banks	29,358,323	6.6
Oilfield Services/Equipment	27,398,030	6.1
Repurchase Agreements	26,812,425	6.0
Pulp & Paper	25,049,745	5.6
Electric Utilities	23,136,058	5.2
Chemicals: Major Diversified	21,539,829	4.8
Integrated Oil	20,622,855	4.6
Finance/Rental/Leasing	19,513,760	4.4
Property – Casualty Insurers	12,573,542	2.8
Financial Conglomerates	11,073,903	2.5
Contract Drilling	10,899,020	2.4
Household/Personal Care	10,392,531	2.3
Food: Major Diversified	9,138,316	2.1
Aluminum	8,232,909	1.9
Life/Health Insurance	8,218,847	1.8
Broadcasting	7,125,462	1.6
Media Conglomerates	5,993,790	1.3
Tobacco	5,880,000	1.3
Cable/Satellite TV	5,771,123	1.3
Specialty Insurance	4,622,865	1.0
Apparel/Footwear	4,084,780	0.9
Department Stores	4,035,339	0.9
Investment Banks/Brokers	3,916,316	0.9
Computer Processing Hardware	3,423,750	0.8
Data Processing Services	3,400,604	0.8
Food Retail	3,246,784	0.7
Medical Distributors	3,136,664	0.7
Electronics/Appliances	3,096,342	0.7
Drugstore Chains	3,008,082	0.7
Information Technology Services	2,545,201	0.6
Electronic Components	2,296,075	0.5
Recreational Products	2,175,600	0.5
Restaurants	2,140,776	0.5
Telecommunication Equipment	2,001,956	0.5
Managed Health Care	$1,848,705	0.4%
Computer Peripherals	1,545,784	0.4
Packaged Software	1,094,940	0.2
Industrial Specialties	900,816	0.2
Internet Software/Services	634,678	0.1
Electronic Production Equipment	382,896	0.1
Semiconductors	244,732	0.1
Electronic Equipment/Instruments	227,138	0.1
	$443,730,135	99.5%

See Notes to Financial Statements

Morgan Stanley Value Fund

Financial Statements

Statement of Assets and Liabilities

September 30, 2004

Assets:
Investments in securities, at value (cost $391,657,369)	$443,730,135
Cash	109,051
Receivable for:
Investments sold	2,685,176
Dividends	767,574
Shares of beneficial interest sold	556,309
Prepaid expenses and other assets	23,446
Total Assets	447,871,691
Liabilities:
Payable for:
Investments purchased	1,092,565
Shares of beneficial interest redeemed	325,409
Distribution fee	295,432
Investment management fee	180,583
Accrued expenses and other payables	64,325
Total Liabilities	1,958,314
Net Assets	$445,913,377
Composition of Net Assets:
Paid-in-capital	$468,900,801
Net unrealized appreciation	52,072,766
Accumulated undistributed net investment income	1,911,754
Accumulated net realized loss	(76,971,944)
Net Assets	$445,913,377
Class A Shares:
Net Assets	$16,621,255
Shares Outstanding (unlimited authorized, $.01 par value)	1,359,240
Net Asset Value Per Share	$12.23
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$12.91
Class B Shares:
Net Assets	$334,125,330
Shares Outstanding (unlimited authorized, $.01 par value)	28,309,101
Net Asset Value Per Share	$11.80
Class C Shares:
Net Assets	$26,296,667
Shares Outstanding (unlimited authorized, $.01 par value)	2,225,933
Net Asset Value Per Share	$11.81
Class D Shares:
Net Assets	$68,870,125
Shares Outstanding (unlimited authorized, $.01 par value)	5,559,471
Net Asset Value Per Share	$12.39

See Notes to Financial Statements

Morgan Stanley Value Fund

Financial Statements continued

Statement of Operations

For the year ended September 30, 2004

Net Investment Income:
Income
Dividends (net of $94,803 foreign withholding tax)	$9,789,893
Interest	216,199
Total Income	10,006,092
Expenses
Investment management fee	3,368,580
Distribution fee (Class A shares)	35,933
Distribution fee (Class B shares)	3,306,019
Distribution fee (Class C shares)	239,433
Transfer agent fees and expenses	709,657
Registration fees	132,773
Shareholder reports and notices	81,994
Professional fees	52,412
Custodian fees	23,315
Trustees' fees and expenses	2,968
Other	21,322
Total Expenses	7,974,406
Net Investment Income	2,031,686
Net Realized and Unrealized Gain:
Net realized gain	56,923,951
Net change in unrealized appreciation	21,457,254
Net Gain	78,381,205
Net Increase	$80,412,891

See Notes to Financial Statements

Morgan Stanley Value Fund

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE YEAR ENDED SEPTEMBER 30, 2004	FOR THE YEAR ENDED SEPTEMBER 30, 2003
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$2,031,686	$501,994
Net realized gain (loss)	56,923,951	(54,026,956)
Net change in unrealized appreciation/depreciation	21,457,254	143,646,172
Net Increase	80,412,891	90,121,210
Dividends to Shareholders from Net Investment Income:
Class A shares	(106,507)	—
Class C shares	(5,176)	—
Class D shares	(513,324)	—
Total Dividends	(625,007)	—
Net decrease from transactions in shares of beneficial interest	(18,603,388)	(85,109,647)
Net Increase	61,184,496	5,011,563
Net Assets:
Beginning of period	384,728,881	379,717,318
End of Period (Including accumulated undistributed net investment income of $1,911,754 and $501,994, respectively)	$445,913,377	$384,728,881

See Notes to Financial Statements

Morgan Stanley Value Fund

Notes to Financial Statements September 30, 2004

1.   Organization and Accounting Policies

Morgan Stanley Value Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is total return. The Fund was organized as a Massachusetts business trust on June 9, 1998 and commenced operations on November 25, 1998.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Manager using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized

Morgan Stanley Value Fund

Notes to Financial Statements September 30, 2004 continued

cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

G.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Management and Sub-Advisory Agreements

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $1 billion; 0.45% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; 0.40% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.35% to the portion of daily net assets exceeding $3 billion. Prior to May 1, 2004, the annual rates were as follows: 1.00% to the portion of the daily net assets not exceeding $1 billion and 0.90% to the portion of daily net assets exceeding $1 billion.

Morgan Stanley Value Fund

Notes to Financial Statements September 30, 2004 continued

Prior to November 28, 2003, under a Sub-Advisory Agreement between the Investment Manager and Morgan Stanley Investments LP (the "Sub-Advisor"), the Sub-Advisor provided the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. Effective November 28, 2003, the Investment Manager assumed the Sub-Advisor's responsibility. For the period October 1, 2003 through November 27, 2003, the Investment Manager paid the Sub-Advisor compensation of $260,019.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A; (ii) Class B – up to 1.0% of the average daily net assets of Class B; and (iii) Class C – up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $9,717,228 at September 30, 2004.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended September 30, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.97%, respectively.

The Distributor has informed the Fund that for the year ended September 30, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $645,881 and $2,693, respectively and received $45,163 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

Morgan Stanley Value Fund

Notes to Financial Statements September 30, 2004 continued

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended September 30, 2004, aggregated $338,816,110 and $366,155,102, respectively.

For the year ended September 30, 2004, the Fund incurred brokerage commissions of $4,218 with Morgan Stanley & Co., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

At September 30, 2004, Morgan Stanley Fund of Funds – Domestic Portfolio, an affiliate of the Investment Manager and Distributor, held 317,337 Class D shares of beneficial interest of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At September 30, 2004, the Fund had transfer agent fees and expenses payable of approximately $6,000.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

	FOR THE YEAR ENDED SEPTEMBER 30, 2004	FOR THE YEAR ENDED SEPTEMBER 30, 2003
Ordinary income	$625,007	—

Morgan Stanley Value Fund

Notes to Financial Statements September 30, 2004 continued

As of September 30, 2004, the tax-basis components of accumulated losses were as follows:

Undistributed ordinary income	$1,911,754
Undistributed long-term gains	—
Net accumulated earnings	1,911,754
Capital loss carryforward*	(74,026,379)
Net unrealized appreciation	49,127,201
Total accumulated losses	$(22,987,424)

*   During the year ended September 30, 2004, the Fund utilized $23,154,741 of its net capital loss carryforward. As of September 30, 2004, the Fund had a net capital loss carryforward of $74,026,379 which will expire on September 30, 2011 to offset future capital gains to the extent provided by regulations.

As of September 30, 2004, the Fund had temporary book/tax differences attributable to capital loss deferrals on wash sales and permanent book/tax differences attributable to a nondeductible expense. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged and accumulated undistributed net investment income was credited $3,081.

6.   Legal Matters

The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

Morgan Stanley Value Fund

Notes to Financial Statements September 30, 2004 continued

7.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED SEPTEMBER 30, 2004		FOR THE YEAR ENDED SEPTEMBER 30, 2003
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	463,137	$5,372,372	308,540	$2,929,165
Reinvestments of dividends	8,236	89,692	—	—
Redeemed	(396,966)	(4,578,115)	(474,268)	(4,254,385)
Net increase (decrease) – Class A	74,407	883,949	(165,728)	(1,325,220)
CLASS B SHARES
Sold	5,584,521	62,644,087	4,118,775	36,654,680
Redeemed	(8,535,235)	(95,120,593)	(14,922,539)	(129,126,549)
Net decrease – Class B	(2,950,714)	(32,476,506)	(10,803,764)	(92,471,869)
CLASS C SHARES
Sold	509,388	5,728,376	284,382	2,519,286
Reinvestments of dividends	469	4,955	—	—
Redeemed	(547,626)	(6,131,795)	(860,425)	(7,283,192)
Net decrease – Class C	(37,769)	(398,464)	(576,043)	(4,763,906)
CLASS D SHARES
Sold	2,348,837	27,254,020	2,488,656	24,309,579
Reinvestments of dividends	32,991	363,234	—	—
Redeemed	(1,241,104)	(14,229,621)	(1,271,868)	(10,858,231)
Net increase – Class D	1,140,724	13,387,633	1,216,788	13,451,348
Net decrease in Fund	(1,773,352)	$(18,603,388)	(10,328,747)	$(85,109,647)

Morgan Stanley Value Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED SEPTEMBER 30,
	2004	2003	2002	2001	2000
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$10.10	$7.86	$10.74	$10.33	$9.30
Income (loss) from investment operations:
Net investment income‡	0.12	0.07	0.04	0.06	0.05
Net realized and unrealized gain (loss)	2.10	2.17	(2.92)	0.35	0.98
Total income (loss) from investment operations	2.22	2.24	(2.88)	0.41	1.03
Less dividends from net investment income	(0.09)	—	—	—	—
Net asset value, end of period	$12.23	$10.10	$7.86	$10.74	$10.33
Total Return†	22.06%	28.50%	(26.82)%	3.97%	11.08%
Ratios to Average Net Assets(1):
Expenses	1.28%	1.53%	1.42%	1.45%	1.58%
Net investment income	1.06%	0.78%	0.36%	0.50%	0.51%
Supplemental Data:
Net assets, end of period, in thousands	$16,621	$12,972	$11,396	$26,350	$7,335
Portfolio turnover rate	83%	61%	56%	45%	158%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Value Fund

Financial Highlights continued

	FOR THE YEAR ENDED SEPTEMBER 30,
	2004	2003	2002	2001	2000
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.74	$7.64	$10.52	$10.20	$9.25
Income (loss) from investment operations:
Net investment income (loss)‡	0.03	0.00	(0.04)	(0.03)	(0.02)
Net realized and unrealized gain (loss)	2.03	2.10	(2.84)	0.35	0.97
Total income (loss) from investment operations	2.06	2.10	(2.88)	0.32	0.95
Net asset value, end of period	$11.80	$9.74	$7.64	$10.52	$10.20
Total Return†	21.15%	27.49%	(27.38)%	3.14%	10.27%
Ratios to Average Net Assets(1):
Expenses	2.03%	2.28%	2.18%	2.21%	2.34%
Net investment income (loss)	0.31%	0.03%	(0.40)%	(0.26)%	(0.25)%
Supplemental Data:
Net assets, end of period, in thousands	$334,125	$304,486	$321,210	$470,659	$115,873
Portfolio turnover rate	83%	61%	56%	45%	158%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Value Fund

Financial Highlights continued

	FOR THE YEAR ENDED SEPTEMBER 30,
	2004	2003	2002	2001	2000
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.75	$7.64	$10.52	$10.20	$9.26
Income (loss) from investment operations:
Net investment income (loss)‡	0.04	0.01	(0.04)	(0.03)	(0.02)
Net realized and unrealized gain (loss)	2.02	2.10	(2.84)	0.35	0.96
Total income (loss) from investment operations	2.06	2.11	(2.88)	0.32	0.94
Net asset value, end of period	$11.81 *	$9.75	$7.64	$10.52	$10.20
Total Return†	21.15%	27.62%	(27.38)%	3.14%	10.15%
Ratios to Average Net Assets(1):
Expenses	2.00%	2.21%	2.18%	2.21%	2.34%
Net investment income (loss)	0.34%	0.10%	(0.40)%	(0.26)%	(0.25)%
Supplemental Data:
Net assets, end of period, in thousands	$26,297	$22,068	$21,688	$28,097	$6,349
Portfolio turnover rate	83%	61%	56%	45%	158%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
*	Includes the effect of dividends from net investment income of $0.002 per share.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Value Fund

Financial Highlights continued

	FOR THE YEAR ENDED SEPTEMBER 30,
	2004	2003	2002	2001	2000
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$10.23	$7.94	$10.83	$10.39	$9.32
Income (loss) from investment operations:
Net investment income‡	0.16	0.09	0.06	0.09	0.07
Net realized and unrealized gain (loss)	2.12	2.20	(2.95)	0.35	1.00
Total income (loss) from investment operations	2.28	2.29	(2.89)	0.44	1.07
Less dividends from net investment income	(0.12)	—	—	—	—
Net asset value, end of period	$12.39	$10.23	$7.94	$10.83	$10.39
Total Return†	22.42%	28.84%	(26.69)%	4.23%	11.48%
Ratios to Average Net Assets(1):
Expenses	1.03%	1.28%	1.18%	1.21%	1.34%
Net investment income	1.31%	1.03%	0.60%	0.74%	0.75%
Supplemental Data:
Net assets, end of period, in thousands	$68,870	$45,204	$25,424	$13,944	$4,156
Portfolio turnover rate	83%	61%	56%	45%	158%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Value Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Value Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Value Fund (the "Fund"), including the portfolio of investments, as of September 30, 2004, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Value Fund as of September 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
November 17, 2004

2004 Federal Tax Notice (unaudited)

For the fiscal year ended September 30, 2004, 100% of the income dividends paid by the Fund qualified for the dividends received deduction available to corporations. Additionally, for the fiscal year ended September 30, 2004, 100% of the Fund's income dividends paid during the fiscal year qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Morgan Stanley Value Fund

Trustee and Officer Information

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Michael Bozic (63) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 919 Third Avenue New York, NY	Trustee	Since April 1994	Private Investor; Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); formerly variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	208	Director of Weirton Steel Corporation.
Edwin J. Garn (71) c/o Summit Ventures LLC 1 Utah Center 201 S. Main Street Salt Lake City, UT	Trustee	Since January 1993	Managing Director of Summit Ventures LLC; Director or Trustee of the Retail Funds (since January 1993) and the Institutional Funds (since July 2003); member of the Utah Regional Advisory Board of Pacific Corp.; formerly United States Senator (R-Utah) (1974-1992) and Chairman, Senate Banking Committee (1980-1986), Mayor of Salt Lake City, Utah (1971-1974), Astronaut, Space Shuttle Discovery (April 12-19, 1985), and Vice Chairman, Huntsman Corporation (chemical company).	208	Director of Franklin Covey (time management systems), BMW Bank of North America, Inc. (industrial loan corporation), United Space Alliance (joint venture between Lockheed Martin and the Boeing Company) and Nuskin Asia Pacific (multilevel marketing); member of the board of various civic and charitable organizations.

Wayne E. Hedien (70) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 919 Third Avenue New York, NY	Trustee	Since September 1997	Retired; Director or Trustee of the Retail Funds; (Since September 1997) and the Institutional Funds (since July 2003); formerly associated with the Allstate Companies (1966-1994), most recently as Chairman of The Allstate Corporation (March 1993-December 1994) and Chairman and Chief Executive Officer of its wholly-owned subsidiary, Allstate Insurance Company (July 1989-December 1994).	208	Director of The PMI Group Inc. (private mortgage insurance); Trustee and Vice Chairman of The Field Museum of Natural History; director of various other business and charitable organizations.

Morgan Stanley Value Fund

Trustee and Officer Information continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Dr. Manuel H. Johnson (55) c/o Johnson Smick International, Inc. 2099 Pennsylvania Avenue, N.W. Suite 950 Washington, D.C.	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc., a consulting firm; Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C), an international economic commission; formerly Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	208	Director of NVR, Inc. (home construction); Chairman and Trustee of the Financial Accounting Foundation (oversight organization of the Financial Accounting Standards Board); Director of RBS Greenwich Capital Holdings (financial holding company).

Joseph J. Kearns (62) PMB754 23852 Pacific Coast Highway Malibu, CA	Trustee	Since July 2003	President, Kearns & Associates LLC (investment consulting); Deputy Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); previously Chairman of the Audit Committee of the Institutional Funds (October 2001-July 2003); formerly CFO of the J. Paul Getty Trust.	209	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation, and the UCLA Foundation.
Michael E. Nugent (68) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY	Trustee	Since July 1991	General Partner of Triumph Capital, L.P., a private investment partnership; Chairman of the Insurance Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	208	Director of various business organizations.
Fergus Reid (72) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY	Trustee	Since July 2003	Chairman of Lumelite Plastics Corporation; Chairman of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	209	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by J.P. Morgan Investment Management Inc.

Morgan Stanley Value Fund

Trustee and Officer Information continued

Interested Trustees:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Charles A. Fiumefreddo (71) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Chairman of the Board and Trustee	Since July 1991	Chairman and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); formerly Chief Executive Officer of the Retail Funds (until September 2002).	208	None
James F. Higgins (56) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000); Director of the Distributor and Dean Witter Realty Inc.; previously President and Chief Operating Officer of the Private Client Group of Morgan Stanley (May 1999-August 2000), and President and Chief Operating Officer of Individual Securities of Morgan Stanley (February 1997-May 1999).	208	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*	This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") (the "Retail Funds").
**	The dates referenced below indicating commencement of services as Director/Trustee for the Retail Funds and the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds") reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds as applicable.
***	The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Manager and any funds that have an investment advisor that is an affiliated person of the Investment Manager (including but not limited to Morgan Stanley Investment Management Inc.).

Morgan Stanley Value Fund

Trustee and Officer Information continued

Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Mitchell M. Merin (51) 1221 Avenue of the Americas New York, NY	President	Since May 1999	President and Chief Operating Officer of Morgan Stanley Investment Management Inc.; President, Director and Chief Executive Officer of the Investment Manager and Morgan Stanley Services; Chairman and Director of the Distributor; Chairman and Director of the Transfer Agent; Director of various Morgan Stanley subsidiaries; President of the Institutional Funds (since July 2003) and President of the Retail Funds (since May 1999); Trustee (since July 2003) and President (since December 2002) of the Van Kampen Closed-End Funds; Trustee (since May 1999) and President (since October 2002) of the Van Kampen Open-End Funds.
Ronald E. Robison (65) 1221 Avenue of the Americas New York, NY	Executive Vice President and Principal Executive Officer	Since April 2003	Principal Executive Officer-Office of the Funds (since November 2003); Managing Director of Morgan Stanley & Co. Incorporated, Managing Director of Morgan Stanley; Managing Director, Chief Administrative Officer and Director of the Investment Manager and Morgan Stanley Services; Chief Executive Officer and Director of the Transfer Agent; Managing Director and Director of the Distributor; Executive Vice President and Principal Executive Officer of the Institutional Funds (since July 2003) and the Retail Funds (since April 2003); Director of Morgan Stanley SICAV (since May 2004); previously President and Director of the Retail Funds (March 2001-July 2003) and Chief Global Operations Officer and Managing Director of Morgan Stanley Investment Management Inc.
Joseph J. McAlinden (61) 1221 Avenue of the Americas New York, NY	Vice President	Since July 1995	Managing Director and Chief Investment Officer of the Investment Manager and Morgan Stanley Investment Management Inc.; Director of the Transfer Agent, Chief Investment Officer of the Van Kampen Funds; Vice President of the Institutional Funds (since July 2003) and the Retail Funds (since July 1995).
Barry Fink (49) 1221 Avenue of the Americas New York, NY	Vice President	Since February 1997	General Counsel (since May 2000) and Managing Director (since December 2000) of Morgan Stanley Investment Management; Managing Director (since December 2000), Secretary (since February 1997) and Director (since July 1998) of the Investment Manager and Morgan Stanley Services; Vice President of the Retail Funds; Assistant Secretary of Morgan Stanley DW; Vice President of the Institutional Funds (since July 2003); Managing Director, Secretary and Director of the Distributor; previously Secretary (February 1997-July 2003) and General Counsel (February 1997-April 2004) of the Retail Funds; Vice President and Assistant General Counsel of the Investment Manager and Morgan Stanley Services (February 1997-December 2001).
Amy R. Doberman (42) 1221 Avenue of Americas New York, NY	Vice President	Since July 2004	Managing Director and General Counsel, U.S. Investment Management; Managing Director of Morgan Stanley Investment Management Inc. and the Investment Manager, Vice President of the Institutional and Retail Funds (since July 2004); previously, Managing Director and General Counsel — Americas, UBS Global Asset Management (July 2000 – July 2004) and General Counsel, Aeltus Investment Management Inc. (January 1997 – July 2000).
Stefanie V. Chang (37) 1221 Avenue of the Americas New York, NY	Vice President	Since July 2003	Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and the Investment Manager; Vice President of the Institutional Funds (since December 1997) and the Retail Funds (since July 2003); formerly practiced law with the New York law firm of Rogers & Wells (now Clifford Chance US LLP).

Morgan Stanley Value Fund

Trustee and Officer Information continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Francis J. Smith (39) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Manager and Morgan Stanley Services (since December 2001); previously, Vice President of the Retail Funds (September 2002-July 2003), Vice President of the Investment Manager and Morgan Stanley Services (August 2000-November 2001) and Senior Manager at PricewaterhouseCoopers LLP (January 1998-August 2000).
Thomas F. Caloia (58) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Vice President	Since July 2003	Executive Director (since December 2002) and Assistant Treasurer of the Investment Manager, the Distributor and Morgan Stanley Services; previously Treasurer of the Retail Funds (April 1989-July 2003); formerly First Vice President of the Investment Manager, the Distributor and Morgan Stanley Services.

Mary E. Mullin (37) 1221 Avenue of the Americas New York, NY	Secretary	Since July 2003	Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and the Investment Manager; Secretary of the Institutional Funds (since June 1999) and the Retail Funds (since July 2003); formerly practiced law with the New York law firms of McDermott, Will & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

*	This is the earliest date the Officer began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected.
**	The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds as applicable.

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Joseph J. McAlinden
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Manager

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2004 Morgan Stanley

36045RPT-RA04-00761P-Y09/04	MORGAN STANLEY FUNDS
Morgan Stanley Value Fund Annual Report September 30, 2004

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the
Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

(d) Not applicable.

(e) Not applicable.

(f)

         (1) The Fund's Code of Ethics is attached hereto as Exhibit A.

         (2) Not applicable.

         (3) Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund 's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are
"independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under
applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

  2004
                                             REGISTRANT     COVERED ENTITIES(1)
     AUDIT FEES........................      $ 29,002       N/A

     NON-AUDIT FEES
               AUDIT-RELATED FEES......      $    452(2)    $ 5,067,400(2)
               TAX FEES................      $  5,139(3)    $   545,053(4)
               ALL OTHER FEES..........      $ -            $ -
     TOTAL NON-AUDIT FEES..............      $  5,591       $ 5,612,453

     TOTAL.............................      $ 34,593       $ 5,612,453

  2003
                                              REGISTRANT     COVERED ENTITIES(1)
     AUDIT FEES........................      $ 27,330       N/A

     NON-AUDIT FEES
               AUDIT-RELATED FEES......      $    684(2)    $ 1,086,576(2)
               TAX FEES................      $  5,349(3)    $   252,500(4)
               ALL OTHER FEES..........      $ -            $ - (5)
     TOTAL NON-AUDIT FEES..............      $  6,033       $ 1,339,076

     TOTAL.............................      $ 33,363       $ 1,339,076

     N/A- Not applicable, as not required by Item 4.

     (1)   Covered Entities include the Adviser (excluding
           sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
     (2)   Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered
           Entities' and funds advised by the Adviser or its
           affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
     (3)   Tax Fees represent tax compliance, tax planning and tax
           advice services provided in connection with the preparation and review of the Registrant's tax returns.
     (4)   Tax Fees represent tax compliance, tax planning and tax
           advice services provided in connection with the review of
           Covered Entities' tax returns.
     (5)   All other fees represent project management for future
           business applications and improving business and operational processes.

                                       2

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                     APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                     AS ADOPTED AND AMENDED JULY 23, 2004,(1)

     1. STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent
Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee
("general pre-approval"); or require the specific pre-approval of the Audit
Committee or its delegate ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the
Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the
Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent
Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All
Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

---------------------------
(1)   This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and
      Procedures (the "Policy"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

                                       3

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors'
independence.

     2. DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

     3. AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent
Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit
Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     4. AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit
Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to
Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters

                                       4

not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.
All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     5. TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered
Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the
Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit
Committee to which pre-approval has been delegated).

     6. ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the
Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.
Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     7. PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.
Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

     8. PROCEDURES

All requests or applications for services to be provided by the Independent
Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be

                                       5

rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit
Committee will be submitted to the Audit Committee by both the Independent
Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's
Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial
Officer or any member of management.

     9. ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with
Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

     10. COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the
Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

         Morgan Stanley Retail Funds
         ---------------------------
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley & Co. Incorporated
         Morgan Stanley DW Inc.
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investment Management Limited
         Morgan Stanley Investment Management Private Limited
         Morgan Stanley Asset & Investment Trust Management Co., Limited
         Morgan Stanley Investment Management Company
         Van Kampen Asset Management
         Morgan Stanley Services Company, Inc.
         Morgan Stanley Distributors Inc.
         Morgan Stanley Trust FSB

                                       6

         Morgan Stanley Institutional Funds
         ----------------------------------
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley Investment Management Limited
         Morgan Stanley Investment Management Private Limited
         Morgan Stanley Asset & Investment Trust Management Co., Limited
         Morgan Stanley Investment Management Company
         Morgan Stanley & Co. Incorporated
         Morgan Stanley Distribution, Inc.
         Morgan Stanley AIP GP LP
         Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May
6, 2003, the audit committee also is required to pre-approve services to Covered
Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit
Committee's pre-approval policies and procedures (attached hereto).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the
Registrant and Covered Entities is compatible with maintaining the auditors'
independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J.
Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

                                       7

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 9. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 10 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year
(the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is
attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                       8

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Value Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 19, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 19, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 19, 2004

                                       9

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Value Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 3, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 3, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 3, 2005

                                       10

                                                                  EXHIBIT 11 A

      CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS
      --------------------------------------------------------------------
                           ADOPTED SEPTEMBER 28, 2004
                           --------------------------

I.       This Code of Ethics (the "Code") for the investment companies within the Morgan Stanley complex identified in Exhibit A (collectively,
         "Funds" and each, a "Fund") applies to each Fund's Principal Executive
         Officer, President, Principal Financial Officer and Treasurer (or
         persons performing similar functions) ("Covered Officers" each of whom are set forth in Exhibit B) for the purpose of promoting:

         o    honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships.

         o    full, fair, accurate, timely and understandable disclosure in reports and documents that a company files with, or submits to, the Securities and Exchange Commission ("SEC") and in other public communications made by the Fund;

         o    compliance with applicable laws and governmental rules and regulations;

         o    prompt internal reporting of violations of the Code to an
              appropriate person or persons identified in the Code; and

         o    accountability for adherence to the Code.

              Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest. Any question about the application of the Code should be referred to the General Counsel or his/her designee (who is set forth in Exhibit C).

II.      COVERED OFFICERS SHOULD HANDLE ETHICALLY ACTUAL AND APPARENT CONFLICTS
         OF INTEREST

         OVERVIEW. A "conflict of interest" occurs when a Covered Officer's private interest interferes, or appears to interfere, with the interests of, or his service to, the Fund. For example, a conflict of interest would arise if a
Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund.

         Certain conflicts of interest arise out of the relationships between
Covered Officers and the Fund and already are subject to conflict of interest provisions in the

                                       11

Investment Company Act of 1940 ("Investment Company Act") and the Investment
Advisers Act of 1940 ("Investment Advisers Act"). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as
"affiliated persons" (as defined in the Investment Company Act) of the Fund. The
Fund's and its investment adviser's compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions.
This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside the parameters of this Code, unless or until the General Counsel determines that any violation of such programs and procedures is also a violation of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts may arise from, or as a result of, the contractual relationship between the Fund and its investment adviser of which the Covered
Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Fund or for the investment adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Fund and its investment adviser. The participation of the Covered
Officers in such activities is inherent in the contractual relationship between the Fund and the investment adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Fund. Thus, if performed in conformity with the provisions of the Investment Company Act and the
Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds' Boards of
Directors/Trustees ("Boards") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

         Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company
Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Fund.

         Each Covered Officer must not:

         o    use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly);

         o    cause the Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Fund; or

         o    use material non-public knowledge of portfolio transactions made or contemplated for, or actions proposed to be taken by, the Fund to trade personally or cause others to trade personally in contemplation of the market effect of such transactions.

                                       12

         Each Covered Officer must, at the time of signing this Code, report to the General Counsel all affiliations or significant business relationships outside the Morgan Stanley complex and must update the report annually.

         Conflict of interest situations should always be approved by the
General Counsel and communicated to the relevant Fund or Fund's Board. Any activity or relationship that would present such a conflict for a Covered
Officer would likely also present a conflict for the Covered Officer if an immediate member of the Covered Officer's family living in the same household engages in such an activity or has such a relationship. Examples of these include:

         o    service or significant business relationships as a director on the board of any public or private company;

         o    accepting directly or indirectly, anything of value, including gifts and gratuities in excess of $100 per year from any person or entity with which the Fund has current or prospective business dealings, not including occasional meals or tickets for theatre or sporting events or other similar entertainment; provided it is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of
              impropriety;

         o    any ownership interest in, or any consulting or employment relationship with, any of the Fund's service providers, other than its investment adviser, principal underwriter, or any affiliated person thereof; and

         o    a direct or indirect financial interest in commissions,
              transaction charges or spreads paid by the Fund for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership.

III.     DISCLOSURE AND COMPLIANCE

         o    Each Covered Officer should familiarize himself/herself with the disclosure and compliance requirements generally applicable to the
              Funds;

         o    each Covered Officer must not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others, whether within or outside the Fund, including to the Fund's
              Directors/Trustees and auditors, or to governmental regulators and self-regulatory organizations;

         o    each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and their investment advisers with the goal of promoting full, fair, accurate, timely and understandable
              disclosure in the reports and documents the Funds file with, or submit to, the SEC and in other public communications made by the
              Funds; and

                                       13

         o    it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by
              applicable laws, rules and regulations.

IV.      REPORTING AND ACCOUNTABILITY

         Each Covered Officer must:

         o    upon adoption of the Code (thereafter as applicable, upon becoming a Covered Officer), affirm in writing to the Boards that he has received, read and understands the Code;

         o    annually thereafter affirm to the Boards that he has complied with the requirements of the Code;

         o    not retaliate against any other Covered Officer, other officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith; and

         o    notify the General Counsel promptly if he/she knows or suspects of any violation of this Code. Failure to do so is itself a violation of this Code.

         The General Counsel is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any waivers(2) sought by a Covered Officer must be considered by the Board of the relevant Fund or
Funds.

         The Funds will follow these procedures in investigating and enforcing this Code:

         o    the General Counsel will take all appropriate action to
              investigate any potential violations reported to him;

         o    if, after such investigation, the General Counsel believes that no violation has occurred, the General Counsel is not required to take any further action;

         o    any matter that the General Counsel believes is a violation will be reported to the relevant Fund's Audit Committee;

         o    if the directors/trustees/managing general partners who are not
              "interested persons" as defined by the Investment Company Act (the
              "Independent Directors/Trustees/Managing General Partners") of the
              relevant Fund concur that a violation has occurred, they will consider appropriate action, which may include review of, and appropriate modifications to, applicable

--------------------------
(2)   Item 2 of Form N-CSR defines "waiver" as "the approval by the registrant of a material departure from a provision of the code of ethics."

                                       14

              policies and procedures; notification to appropriate personnel of the investment adviser or its board; or a recommendation to dismiss the Covered Officer or other appropriate disciplinary actions;

         o    the Independent Directors/Trustees/Managing General Partners of
              the relevant Fund will be responsible for granting waivers of this
              Code, as appropriate; and

         o    any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, the Funds' investment advisers, principal underwriters, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code unless any provision of this Code conflicts with any applicable federal or state law, in which case the requirements of such law will govern. The Funds' and their investment advisers' and principal underwriters' codes of ethics under Rule 17j-1 under the Investment Company Act and Morgan Stanley's Code of Ethics are separate requirements applying to the
Covered Officers and others, and are not part of this Code.

VI.      AMENDMENTS

         Any amendments to this Code, other than amendments to Exhibits A, B or C, must be approved or ratified by a majority vote of the Board of each
Fund, including a majority of Independent Directors/Trustees/Managing General
Partners.

VII.     CONFIDENTIALITY

         All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Independent
Directors/Trustees/Managing General Partners of the relevant Fund or Funds and their counsel, the relevant Fund or Funds and their counsel and the relevant investment adviser and its counsel.

                                       15

VIII.    INTERNAL USE

         The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Fund, as to any fact, circumstance, or legal conclusion

I have read and understand the terms of the above Code. I recognize the responsibilities and obligations incurred by me as a result of my being subject to the Code. I hereby agree to abide by the above Code.

-------------------------

Date: -------------------

                                       16

                                    EXHIBIT B
                                    ---------

                               INSTITUTIONAL FUNDS
                                COVERED OFFICERS
                                ----------------

                          Mitchell M. Merin - President
  Ronald E. Robison - Executive Vice President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                  RETAIL FUNDS
                                COVERED OFFICERS
                                ----------------

                          Mitchell M. Merin - President
  Ronald E. Robison - Executive Vice President and Principal Executive Officer
               Frank Smith - Chief Financial Officer and Treasurer

                                       17

                                    EXHIBIT C
                                    ---------

                                 GENERAL COUNSEL
                                 ---------------

                                   Barry Fink

                                       18

                                                                   EXHIBIT 11 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Value Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                                       19

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: November 19, 2004

                                                   /s/ Ronald E. Robison
                                                   Ronald E. Robison
                                                   Principal Executive Officer

                                       20

                                                                   EXHIBIT 11 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Value Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                                       21

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date:  November 19, 2004

                                                /s/ Francis Smith
                                                Francis Smith
                                                Principal Financial Officer

                                       22

                                                                 EXHIBIT 11 B3

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Value Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                                       23

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date:  January 3, 2005

                                                /s/ Ronald E. Robison
                                                Ronald E. Robison
                                                Principal Executive Officer

                                       24

                                                                  EXHIBIT 11 B4

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Value Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                                       25

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date:  January 3, 2005

                                                   /s/ Francis Smith
                                                   Francis Smith
                                                   Principal Financial Officer

                                       26

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Value Fund

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended September 30, 2004 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: November 19, 2004                       /s/ Ronald E. Robison
                                              ---------------------------
                                              Ronald E. Robison
                                              Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Value Fund and will be retained by Morgan Stanley
Value Fund and furnished to the Securities and Exchange Commission or its staff upon request.

                                       27

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Value Fund

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended September 30, 2004 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: November 19, 2004                       /s/ Francis Smith
                                              ----------------------
                                              Francis Smith
                                              Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Value Fund and will be retained by Morgan Stanley
Value Fund and furnished to the Securities and Exchange Commission or its staff upon request.

                                       28

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Value Fund

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended September 30, 2004 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: January 3, 2005                         /s/ Ronald E. Robison
                                              ---------------------------
                                              Ronald E. Robison
                                              Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Value Fund and will be retained by Morgan Stanley
Value Fund and furnished to the Securities and Exchange Commission or its staff upon request.

                                       29

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Value Fund

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended September 30, 2004 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: January 3, 2005                         /s/ Francis Smith
                                              ----------------------
                                              Francis Smith
                                              Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Value Fund and will be retained by Morgan Stanley
Value Fund and furnished to the Securities and Exchange Commission or its staff upon request.

                                       30